Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investment Securities

4. Investment Securities

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of June 30, 2012 and December 31, 2011:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
June 30, 2012
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$70	$7	$—	$77	$77
Residential CMO securities—nonagency	1,851,998	18,957	28,624	1,842,331	1,842,331
Residential mortgage-backed securities (MBS)—agency	266	15	—	281	281
Asset-backed securities (ABS)	10,554	—	2,938	7,616	7,616
Equity securities	77	144	—	221	221

Total available for sale securities	$1,862,965	$19,123	$31,562	$1,850,526	$1,850,526

Held to maturity:
Residential CMO securities—agency	$146,163	$5,840	$—	$152,003	$146,163
Residential MBS—agency	34,176	1,998	—	36,174	34,176
Corporate securities	10,276	—	2,071	8,205	10,276

Total held to maturity securities	$190,615	$7,838	$2,071	$196,382	$190,615

December 31, 2011
Available for sale:
Residential CMO securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential MBS—agency	317	21	—	338	338
Asset-backed securities	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

Total available for sale securities	$1,930,109	$17,746	$43,933	$1,903,922	$1,903,922

Held to maturity:
Residential CMO securities—agency	$159,882	$6,029	$78	$165,833	$159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

Total held to maturity securities	$189,518	$7,493	$2,661	$194,350	$189,518

At June 30, 2012 and December 31, 2011, investment securities with a carrying value of $473,820 and $543,705, respectively, were pledged to secure other borrowings, public deposits, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

For the six months ended June 30, 2012, there were neither gross gains nor gross losses realized on available for sale investments. For the six months ended June 30, 2011, gross gains of $2,739 and gross losses of $0 were realized on available for sale investments in other noninterest income. The cost of investments sold is calculated using the specific identification method.

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at June 30, 2012 and December 31, 2011 are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
June 30, 2012
Debt securities:
Residential CMO securities—nonagency	$501,091	$7,243	$393,745	$21,381	$894,836	$28,624
Asset-backed securities	—	—	7,616	2,938	7,616	2,938
Corporate securities	—	—	2,916	2,071	2,916	2,071

Total debt securities	$501,091	$7,243	$404,277	$26,390	$905,368	$33,633

December 31, 2011
Debt securities:
Residential CMO securities—nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837
Residential CMO securities—agency	6,224	78	—	—	6,224	78
Asset-backed securities	—	—	7,477	3,096	7,477	3,096
Corporate securities	—	—	2,404	2,583	2,404	2,583

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594

The Company had unrealized losses at June 30, 2012 and December 31, 2011 on residential CMO securities, ABS and corporate securities. These unrealized losses are primarily attributable to weak market conditions. Based on the nature of impairment, these unrealized losses are considered temporary. The Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before their anticipated recovery.

At June 30, 2012, the Company had 72 debt securities in an unrealized loss position. A total of 27 were in an unrealized loss position for less than 12 months, all of which were residential CMO securities. Of these, 95% in amortized cost attained credit ratings of A or better. The remaining 45 debt securities were in an unrealized loss position for 12 months or longer. These 45 securities consisted of three ABS, one corporate security and 41 nonagency residential CMO securities. Of these debt securities in an unrealized loss position, 65% in amortized cost had credit ratings of A or better.

At December 31, 2011, the Company had 71 debt securities in an unrealized loss position. A total of 42 were in an unrealized loss position for less than 12 months, all of which were residential CMO securities. Of these, 84% in amortized cost had credit ratings of A or better. The remaining 29 debt securities were in an unrealized loss position for 12 months or longer. These 29 securities consisted of three ABS, one corporate security and 25 nonagency residential CMO securities. Of these 25 nonagency securities, 68% in amortized cost had credit ratings of A or better.

In assessing whether these securities were impaired, the Company performed cash flow analyses that projected prepayments, default rates and loss severities on the collateral supporting each security. If the net present value of the investment is less than the amortized cost, the difference would be recognized in earnings as a credit-related impairment, while the remaining difference between the fair value and the amortized cost is recognized in AOCI. The Company recognized credit-related OTTI losses $685 in other noninterest income for the six months ended June 30, 2011 primarily due to a continued decline in the collateral value of a corporate security.

There were no OTTI losses recognized on available for sale or held to maturity securities during the six months ended June 30, 2012 or for the three months ended June 30, 2011.

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the six months ended June 30, 2011 are as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	3,354	502	3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Reduction for securities on which a reduction in value was taken against earnings (1)	(4,039)	—	(4,039)
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, June 30, 2011	—	—	—

(1)	The value for these securities for which impairment is related to credit loss were written down to a zero value during 2011 reflecting that the Company does not anticipate the ability to collect cash flows on these investments at any point in the future. This reduction in value was taken through earnings and thus, is reflected in the rollforward as a reduction of the credit loss balance to zero.

During the three and six months ended June 30, 2012 and 2011, interest and dividend income on investment securities was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Interest income on available for sale securities	$18,728	$27,457	$37,599	$53,085
Interest income on held to maturity securities	1,409	1,637	2,809	2,009
Other interest and dividend income	562	239	840	483

	$20,699	$29,333	$41,248	$55,577

All investment interest income recognized by the Company during the three and six months ended June 30, 2012 and 2011 was fully taxable.

6. Investment Securities

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of December 31, 2011 and 2010:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
2011
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential mortgage-backed securities (MBS)—agency	317	21	—	338	338
Asset-backed securities (ABS)	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

	1,930,109	17,746	43,933	1,903,922	1,903,922

Held to maturity:
Residential CMO securities—agency	159,882	6,029	78	165,833	159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

	189,518	7,493	2,661	194,350	189,518

	$2,119,627	$25,239	$46,594	$2,098,272	$2,093,440

2010
Available for sale:
Residential CMO securities—agency	$139	$9	$—	$148	$148
Residential CMO securities—nonagency	1,998,977	46,042	12,356	2,032,663	2,032,663
Residential MBS—agency	505	35	—	540	540
Asset-backed securities	10,611	—	2,483	8,128	8,128
Equity securities	77	49	—	126	126

	2,010,309	46,135	14,839	2,041,605	2,041,605

Held to maturity:
Residential CMO securities—agency	6,800	290	—	7,090	6,800
Residential MBS—agency	20,959	915	—	21,874	20,959
Corporate securities	5,169	—	2,309	2,860	5,169

	32,928	1,205	2,309	31,824	32,928

	$2,043,237	$47,340	$17,148	$2,073,429	$2,074,533

At December 31, 2011 and 2010, investment securities with a carrying value of $543,705 and $197,323, respectively, were pledged to secure other borrowings, public deposits, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturities are shown below. Actual maturities may differ from contractual maturities because the issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities, including collateralized mortgage obligation securities, are disclosed separately in the table below as these investment securities are likely to prepay prior to their scheduled contractual maturity dates.

	Amortized Cost	Fair Value	Yield
Available for sale:
ABS securities
After ten years	$10,573	$7,477	1.23%
Residential CMO securities—agency	96	104	6.14%
Residential CMO securities—nonagency	1,919,046	1,895,818	3.95%
Residential MBS—agency	317	338	4.39%
Equity securities	77	185

	1,930,109	1,903,922

Held to maturity:
Corporate securities
After ten years	10,504	7,921	3.79%
Residential CMO securities—agency	159,882	165,833	3.14%
Residential MBS—agency	19,132	20,596	4.65%

	189,518	194,350

	$2,119,627	$2,098,272

For the years ended December 31, 2011, 2010 and 2009, gross gains of $15,892, $25,296 and $7,443, respectively, and gross losses of $0, $3,321 and $0, respectively, were realized on available for sale investments in other noninterest income. The cost of investments sold is calculated using the specific identification method.

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 are as follows:

	Less Than 12 Months		12 Months or Greater		Total		Other-Than- Temporary Impairment (OTTI)
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Realized Losses
2011
Debt securities:
Residential CMO securities —nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837	$—
Residential CMO securities —agency	6,224	78	—	—	6,224	78	—
Asset-backed securities	—	—	7,477	3,096	7,477	3,096	—
Corporate securities	—	—	2,404	2,583	2,404	2,583	685

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594	$685

2010
Debt securities:
Residential CMO securities—nonagency	$538,325	$11,789	$10,127	$567	$548,452	$12,356	$39
Asset-backed securities	—	—	8,128	2,483	8,128	2,483	—
Corporate securities	—	—	2,860	2,309	2,860	2,309	1,738

Total debt securities	$538,325	$11,789	$21,115	$5,359	$559,440	$17,148	$1,777

The Company had unrealized losses at December 31, 2011 and 2010 on residential CMO investments, ABS and corporate securities. These unrealized losses are primarily attributable to market conditions. Based on the nature of impairment, these unrealized losses are considered temporary. The Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before their anticipated recovery.

At December 31, 2011, the Company had 71 debt securities in an unrealized loss position. A total of 42 were in an unrealized loss position for less than 12 months, all of which were residential CMO securities. Of these, 84% in amortized cost attained credit ratings of A or better. The remaining 29 debt securities were in an unrealized loss position for 12 months or longer. These 29 securities consisted of three ABS, one corporate security and 25 nonagency residential CMO securities. Of these 25 nonagency securities, 68% in amortized cost attained credit ratings of A or better.

At December 31, 2010, the Company had 39 debt securities in an unrealized loss position. A total of 31 were in an unrealized loss position for less than 12 months, all of which were nonagency residential CMO securities. Of these, 97% in amortized cost attained credit ratings of A or better. The remaining eight debt securities were in an unrealized loss position for longer than 12 months. These eight securities consisted of three ABS, two corporate securities and three nonagency residential CMO securities.

In assessing whether these securities were impaired, the Company performed cash flow analyses that projected prepayments, default rates and loss severities on the collateral supporting each security. If the net present value of the investment is less than the amortized cost, the difference would be recognized in earnings as a credit-related impairment, while the remaining difference between the fair value and the amortized cost is recognized in AOCI. The Company recognized credit-related OTTI losses of $685 and $1,777 in other noninterest income for the years ended December 31, 2011 and 2010, respectively, primarily due to a continued decline in the collateral value of a corporate security.

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the years ended December 31, 2011 and 2010 is as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	$3,354	$502	$3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, December 31, 2011	$4,039	$—	$4,039

Balance, January 1, 2010	$1,577	$1,661	$3,238
Additional charges on securities for which OTTI was previously recognized	1,777	(1,111)	666
Accretion of impairment related to all other factors	—	(48)	(48)

Balance, December 31, 2010	$3,354	$502	$3,856

The Company incurred an OTTI loss on an available for sale (AFS) security during the year ended December 31, 2010 of which $39 related to credit loss and $327 related to all other factors. This security was subsequently sold. There were no OTTI losses recognized on AFS securities during the year ended December 31, 2011.

During the years ended December 31, 2011, 2010 and 2009, respectively, interest and dividend income on investment securities is comprised of the following:

	2011	2010	2009
Interest income on available for sale securities	$101,066	$157,388	$128,616
Interest income on held to maturity securities	4,988	1,565	961
Dividend income on FHLB stock	775	445	275
Interest income on other investment securities	21	19	28
Interest income on trading account securities	—	—	425

	$106,850	$159,417	$130,305

All interest income recognized by the Company during the years ended December 31, 2011, 2010 and 2009 is taxable.

Other Investments—Other investments as of December 31, 2011 and 2010 are as follows:

	2011	2010
FHLB stock	$96,371	$95,550
Reverse repurchase agreements	—	25,000
Other	2,021	8,506

Total	$98,392	$129,056

The Company relies on borrowing lines with the Federal Home Loan Bank of Atlanta as an additional funding source. See Note 15 for further discussion related to collateral to secure FHLB advances. As a condition of membership in the FHLB, the Company is required to purchase and hold a certain amount of FHLB stock. The Company’s stock purchase requirement is based, in part, upon the outstanding principal balance of advances from the FHLB. FHLB stock is redeemable at par.

The FHLB stock held by the Company is carried at cost and is subject to recoverability testing similar to investment securities. The Company considers the FHLB’s operating performance, liquidity and funding position, credit ratings and ability to meet statutory and regulatory requirements in assessing the recoverability of the investment. The Company will continue to monitor the financial condition of the FHLB as it relates to, among other things, the recoverability of the Company’s investment. As of December 31, 2011, the Company did not recognize an impairment charge related to the Company’s FHLB stock holdings. There can be no assurance, however, that future negative changes in the financial condition of the FHLB may not require the Company to recognize an impairment charge with respect to such holdings.